Income Taxes - Schedule of Reconciliation of the Beginning and Ending Amount of Gross Unrecognized Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits, beginning of year	$ 115	$ 53
Additions related to current year tax positions, Increase		62
Additions related to current year tax positions, decrease	(17)
Net deferred tax assets	$ 98	$ 115